INCOME TAXES - Reconciliation of the statutory federal income tax (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount
Federal tax benefit as statutory rates		$ (86,177)	$ (26,050)	$ (2,182)
Stock-based compensation		(1,004)	192	21
Other permanent differences		60	32	1
Research and development credit		(68)		0
State & Local Taxes/ Other		(3,234)
Change in valuation allowance		90,423	25,826	2,160
Total tax benefit	$ 0	$ 0	$ 0	$ 0
Rates
Federal tax benefit as statutory rates		(21.00%)	(21.00%)	(21.00%)
Stock-based compensation, rate		(0.20%)	0.20%	0.20%
State & Local Taxes/ Other, rates		(0.80%)
Change in valuation allowance, rate		22.00%	20.80%	20.80%
Total tax benefit, rate		0.00%	0.00%	0.00%